Acquisitions and Divestitures Asset Acquisition - Cannery (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 21, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 20, 2016	Dec. 31, 2014
Business Acquisition [Line Items]
Purchase price		$ 1,200
Goodwill, net		888,224	$ 826,476	$ 685,310		$ 685,310
Depreciation and amortization		217,522	$ 196,226	$ 207,118
Cannery Hotel and Casino, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Land					$ 7,870
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets					21,584
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net					228,200
Business Combination, Transferred	$ 238,600
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets					165,535
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					125,082
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities					10,866
Goodwill, net					85,052
Depreciation and amortization		2,500
Business Acquisition, Transaction Costs		1,100			10,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets					3,419
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					15,450
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					10,866
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					154,669
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					239,721
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Buildings					107,268
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Equipment					9,820
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, CIP					124
Adjustments [Member] | Cannery Hotel and Casino, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets					(8,345)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		(62,500)			(62,481)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		(56,700)			(56,675)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities		(5,000)			(4,984)
Goodwill, net		$ 58,700			58,651
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets					3,419
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					(880)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					(4,984)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					(57,497)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					1,154
As Previously Reported [Member] | Cannery Hotel and Casino, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets					29,929
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets					228,016
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					181,757
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities					15,850
Goodwill, net					26,401
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets					0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					16,330
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					15,850
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					212,166
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net					$ 238,567